Shareholder Report, Average Annual Return (Details) 195803_NEOS Russell 2000 High Income ETF_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended	18 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
NEOS Russell 2000® High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS Russell 2000® High Income ETF NAV
Average Annual Return, Percent	20.07%	15.20%	14.29%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Total Return Index
Average Annual Return, Percent	16.64%	17.88%	17.71%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Total Return Index
Average Annual Return, Percent	21.10%	12.81%	15.67%